SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
The following is a summary of the Company's stock options granted under the Plans:

	Year ended December 31, 2017
	Number of options (thousands)	Weighted average exercise price (per share)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (*)

Outstanding at beginning of year	1,903	$8.90	3.35	$1,136
Granted	116	7.24
Exercised	(300)	2.94
Forfeited	(149)	11.76

Outstanding at end of year	1,570	$9.64	3.12	$403

Exercisable at end of year	1,244	$9.93	2.66	$284

Vested and expected to vest at end of year	1,570	$9.64	3.12	$403

(*)	Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company’s ordinary shares as of December 31, 2017 which was $6.98 per share.

Schedule of Shares Authorized Under Stock Option Plans, by Exercise Price Range
The options outstanding as of December 31, 2017, have been separated into ranges of exercise price per share as follows:

	Outstanding			Exercisable
Exercise price	Number outstanding (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

$2.76 - $7.29	395	4.13	6.11	189	2.60	5.61
$7.81-$10.03	357	2.36	9.16	357	2.36	9.16
$10.06 - $11.32	546	2.6	10.86	504	2.51	10.90
$11.38 - $14.68	272	3.7	12.97	194	3.66	13.02

	1,570	3.12	$9.64	1,244	2.66	$9.93

Schedule of RSU Activity
A summary of the Company’s RSU (excluding performance-based RSUs) activities and related information for the year ended December 31, 2017, is as follows:

	Number of RSUs (thousands)	Weighted average grant-date fair value
Outstanding at January 1, 2017	436	$10.09
Granted	568	7.32
Vested	(170)	10.62
Forfeited	(22)	8.60

Non-vested at December 31, 2017	812	$8.08

Schedule of Stock-Based Compensation Expense
The allocation of the share-based compensation, including compensation related to a retention plan associated with an acquisition (see also Note 3(a)) and other compensation in shares, is as follows:

	Year ended December 31,
	2017	2016	2015

Cost of maintenance and services	$162	$148	$-
Research and development	804	1,098	842
Selling and marketing	1,818	2,011	1,766
General and administrative	927	993	721

Total share-based compensation	$3,711	$4,250	$3,329